Other financial liabilities from virtual bank	12 Months Ended
Dec. 31, 2022
Other financial liabilities from virtual bank
Other financial liabilities from virtual bank

30   Other financial liabilities from virtual bank

	As at December 31,
	2021	2022
	RMB’000	RMB’000

Repurchase agreements	—	89,327

As at December 31, 2022, the repurchase agreements of OneConnect Bank amounting to RMB89,327,000 (HKD100,000,000) were secured by debt securities included in “Financial assets measured at fair value through other comprehensive income”.